Financial Instruments - Schedule of Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Amounts recognized in OCI
Hedging cost	¥ 7,197	¥ (16,993)	¥ 2,457
Interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	4,098	3,993
Forward interest rate
Amounts recognized in OCI
Gains (losses) on cash flow hedges	387	(2,123)
Currency and interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	166,574	54,566
Hedging cost	12,392	(21,426)
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Gains (losses) on net investment hedges	169,111	142,456
Forward exchange contracts
Amounts recognized in OCI
Gains (losses) on net investment hedges	109,212	25,806
Cash flow hedge
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(137,122)	(89,289)
Cash flow hedge | Interest rate swaps
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(2,492)	(360)
Cash flow hedge | Forward interest rate
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	2,349	2,312
Hedging costs
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	¥ (2,024)	¥ (3,052)